Debt, 2nd ABN Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Installment	Mar. 18, 2021 USD ($)
Debt [Abstract]
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel	$ 500
Minimum term of time charter assigned as security	12 months
2nd ABN Facility [Member]
Debt [Abstract]
Face amount		$ 36,800
Number of payment installments | Installment	24
Frequency of periodic payment	quarterly
Installment payment	$ 615
Balloon installment payable at maturity	$ 22,040
Asset cover ratio	125.00%
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel	$ 500
Market adjusted net assets	$ 60,000
Minimum percentage of voting rights	50.10%
Minimum term of time charter assigned as security	12 months
2nd ABN Facility [Member] | LIBOR [Member]
Debt [Abstract]
Basis spread on variable rate	2.50%
Variable rate	4.73%